Revenue	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Revenue
Note 6. Revenue

	2024 A$’000	2023 A$’000	2022 A$’000

Licensing revenue	2,301	—	—
Sale of paxalisib	7	—	—

	2,308	—	—

Disaggregation of revenue
The disaggregation of revenue from contracts with customers is as follows:

	2024 A$’000	2023 A$’000	2022 A$’000

Geographical regions

South Korea	2,308	—	—

	2,308	—	—
Timing of revenue recognition
Licensing revenue at a point in time	2,301	—	—

Sale of paxalisib at a point in time	7	—	—

License Agreement with Oasmia Pharmaceutical AB
In March 2021, the
C
ompany entered into an exclusive worldwide license agreement with Oasmia Pharmaceutical AB (“Osmia”), an innovation-focused specialty pharmaceutical company, for
Cantrixil (TRX-E-002 - 1), a clinical

stage drug candidate for the treatment of ovarian cancer. During fiscal
2021
, Oasmia made an upfront payment of US$
4
 million with contingent milestones of up to US$
42
 million and double-digit
royalties
on commercial sales.
License Agreement with Simcere Pharmaceutical Group Ltd.
In March 2021, the
C
ompany entered into a licensing agreement with Simcere Pharmaceutical Group LTD (“Simcere”) to develop and commercialize the
C
ompany’s investigational drug candidate,
paxalisib
, in Greater China. Under the terms of the agreement, Simcere assumed responsibility for the development, registration and commercialization of paxalisib in Greater China (a territory that includes Mainland China, Hong Kong, Macau and Taiwan). The
C
ompany received an upfront payment of US$11 million comprising US$7 million in cash and a US$4 million equity investment, priced at a 20% premium to recent trading. The
C
ompany will also receive contingent milestone payments of up to US$281 million for glioblastoma, with further milestones payable for indications beyond glioblastoma. Simcere will additionally pay mid-teen
percentage royalties on commercial sales.

License Agreement with Sovargen Co Ltd.
In March 2024, the Company entered into a licensing agreement with Sovargen Co Ltd. (“Sovargen”) to develop and commercialize the Company’s investigational drug candidate, paxalisib, for countries except mainland China, Hong Kong, Macao and Taiwan. Under the terms of the agreement, Sovargen assumed responsibility for the development, registration and commercialization of paxalisib in countries except for China, Hong Kong, Macao and Taiwan. The
C
ompany received an upfront payment of US$1.5 million. The
C
ompany will also receive contingent milestone payments of up to US$19 million upon achievement of development and regulatory milestones, and a percentage of sub-licensing
revenues and royalties on net sales of products incorporating paxalisib.
During fiscal year 2024, the
C
ompany recognised A$2.3 million of revenue from the license agreements described in the above paragraphs in accordance with the terms of the agreements and revenue recognition policy in accordance with note 2.